Exploration and Evaluation Assets - Disclosure of the terms of exercising option (Details) - Cariboo Rose Resources [Member] - Carruthers Pass Property [Member] - CAD ($)		12 Months Ended
	Mar. 15, 2021	Apr. 30, 2022
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		$ 3,000,000
Option Payment	$ 400,000	400,000
Share Issuance	$ 250,000	250,000
On signing (paid) [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		0
Option Payment		20,000
Share Issuance		0
12-month anniversary of signing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		100,000
Option Payment		20,000
Share Issuance		10,000
24-month anniversary of signing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		300,000
Option Payment		40,000
Share Issuance		35,000
36-month anniversary of signing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		600,000
Option Payment		75,000
Share Issuance		40,000
48-month anniversary of signing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		1,000,000
Option Payment		110,000
Share Issuance		75,000
60-month anniversary of signing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Work Commitment		1,000,000
Option Payment		135,000
Share Issuance		$ 90,000